Loans Principal, Interest and Financing Service Fee Receivables (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Loans principal, interest and financing service fee receivables	¥ 11,366,097,286	¥ 15,861,324,470
Less: allowance for credit losses - Individually assessed	(670,281,312)	(157,157,377)
Less: allowance for credit losses - Collectively assessed	(437,797,117)	(705,881,227)
Subtotal	(1,108,078,429)	(863,038,604)
Net loans principal, interest and financing service fee receivables	¥ 10,258,018,857	¥ 14,998,285,866